30 Salaries and social security taxes payable	12 Months Ended
Dec. 31, 2020
Salaries And Social Security Taxes Payable
Salaries and social security taxes payable
Note	30 | Salaries and social security taxes payable

a.	Salaries and social security taxes payable

	12.31.20	12.31.19
Non-current
Early retirements payable	24	54
Seniority-based bonus	279	273
Total non-current	303	327

Current
Salaries payable and provisions	3,376	2,866
Social security payable	332	374
Early retirements payable	26	38
Total current	3,734	3,278

The value of the Company’s salaries and social security taxes payable approximates their fair value.

b.	Salaries and social security taxes charged to profit or loss

	12.31.20	12.31.19	12.31.18
Salaries	8,147	8,574	9,077
Social security taxes	3,168	3,335	3,530
Total salaries and social security taxes	11,315	11,909	12,607

Early retirements payable correspond to individual optional agreements. After employees reach a specific age, the Company may offer them this option. The related accrued liability represents future payment obligations, which, as of December 31, 2020 and 2019, amount to $ 26.1 million and $ 38.3 million (current) and $ 27 million and $ 53.8 million (non-current), respectively.

The seniority-based bonus included in collective bargaining agreements in effect consists of a bonus to be granted to personnel with a certain amount of years of service. As of December 31, 2020 and 2019, the related liabilities amount to $ 279.1 million and $ 273.7 million, respectively.

As of December 31, 2020 and 2019, the number of employees amounts to 4,776 and 4,777, respectively.